Capital structure and financial items - Financial risks - Key currencies (Details) - Foreign exchange risk	12 Months Ended
	Dec. 31, 2020 kr / ¥ kr / $ kr / £ kr / $ kr / ¥	Dec. 31, 2019 kr / $ kr / £ kr / ¥ kr / $ kr / ¥	Dec. 31, 2018 kr / $ kr / £ kr / ¥ kr / $ kr / ¥
USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | kr / $	654	667	631
Year-end | kr / $	606	668	652
Year-end change (as a percent)	(9.30%)	2.50%	5.10%
CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | kr / ¥	95	97	95
Year-end | kr / ¥	93	96	95
Year-end change (as a percent)	(3.10%)	1.10%	(0.30%)
JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | kr / ¥	6.13	6.12	5.72
Year-end | kr / ¥	5.88	6.11	5.91
Year-end change (as a percent)	(3.80%)	3.40%	7.30%
CAD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | kr / $	488	503	487
Year-end | kr / $	474	511	479
Year-end change (as a percent)	(7.20%)	6.70%	(3.20%)
GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | kr / £	839	852	842
Year-end | kr / £	824	877	827
Year-end change (as a percent)	(6.00%)	6.00%	(1.40%)